Segment Information - Summary of Non-current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Non-current assets	€ 2,090	€ 1,209
Property and Equipment
Disclosure Of Operating Segments [Line Items]
Non-current assets	197		€ 73	€ 85
Property and Equipment | Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	29		32	12
Property and Equipment | United States
Disclosure Of Operating Segments [Line Items]
Non-current assets	142		28	50
Property and Equipment | United Kingdom
Disclosure Of Operating Segments [Line Items]
Non-current assets	19		6	19
Property and Equipment | Other Countries
Disclosure Of Operating Segments [Line Items]
Non-current assets	€ 7		€ 7	€ 4